Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary Shares [Line Items]
Authorized chare capital (in Dollars)	$ 50
Shares authorized	500,000,000
Par value (in Dollars per share)	$ 0.0001
Nortye Talent Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares issued				9,000,000
Nortye International Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares issued				6,000,000
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued	95,847,071	95,700,805	25,440,000
Ordinary shares paid	146,268